Sparrow Growth Fund

No-Load Class (SGNFX)

Supplement dated February 5, 2021 to the Prospectus dated December 31, 2020

The section entitled “Purchase and Sale of Fund No-Load Class Shares” of the Fund’s No-Load Class Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund No-Load Class Shares

The minimum initial and subsequent investment in the Fund’s No-Load Class is set forth in the table below.

Account Type	Minimum Investment
Initial Investment:
• Taxable Accounts	$1,000
• Qualified Retirement Accounts
without Automatic Investment Plan	$250
with Automatic Investment Plan	None
• Educational IRAs
without Automatic Investment Plan	$500
with Automatic Investment Plan	None
Subsequent Investments:
• Taxable Accounts	$100
• Qualified Retirement Accounts
without Automatic Investment Plan	$50
with Automatic Investment Plan	$50 for minimum of 12 consecutive months
• Educational IRAs
without Automatic Investment Plan	None
with Automatic Investment Plan	$50 for minimum of 12 consecutive months

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

The table under the section entitled “HOW TO BUY NO-LOAD CLASS SHARES” in the Fund’s No-Load Class Prospectus is hereby deleted in its entirety and replaced with the following:

Account Type	Minimum Investment
Initial Investment:
• Taxable Accounts	$1,000
• Qualified Retirement Accounts
without Automatic Investment Plan	$250
with Automatic Investment Plan	None
• Educational IRAs
without Automatic Investment Plan	$500
with Automatic Investment Plan	None
Subsequent Investments:
• Taxable Accounts	$100
• Qualified Retirement Accounts
without Automatic Investment Plan	$50
with Automatic Investment Plan	$50 for minimum of 12 consecutive months
• Educational IRAs
without Automatic Investment Plan	None
with Automatic Investment Plan	$50 for minimum of 12 consecutive months

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, dated December 31, 2020, which provide information that you should know about the Fund before investing.  These documents are available upon request and without charge by calling the Fund toll-free at (888) 727-3301.

Please retain this Supplement for future reference.